Segment and Geographic Information (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Segment and Geographic Information [Line Items]
Revenue (in Dollars)	$ 93	$ 1,261	$ 280	$ 3,007	$ 20,084	$ 17,089
Number of reportable segments			2
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Segment and Geographic Information [Line Items]
Operational revenues percentage					35.00%	29.00%
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Segment and Geographic Information [Line Items]
Operational revenues percentage					23.00%
Continuing Operations [Member] | One Customer [Member]
Segment and Geographic Information [Line Items]
Revenue (in Dollars)					$ 11,400	$ 9,700
Continuing Operations [Member] | Customer Concentration Risk [Member] | Three Customers [Member] | Accounts Receivable [Member]
Segment and Geographic Information [Line Items]
Operational revenues percentage					61.00%
Discontinued Operations [Member] | Two Customers [Member]
Segment and Geographic Information [Line Items]
Revenue (in Dollars)					$ 11,200	$ 14,200
Discontinued Operations [Member] | Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Segment and Geographic Information [Line Items]
Operational revenues percentage					23.00%
Discontinued Operations [Member] | Customer Concentration Risk [Member] | Two Customers [Member] | Revenue Benchmark [Member]
Segment and Geographic Information [Line Items]
Operational revenues percentage					34.00%	42.00%